DISCONTINUED OPERATIONS - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets classified as held for sale	$ 0	$ 2,405
Liabilities classified as held for sale	0	810
Kaixin Auto Holdings
Cash and cash equivalents	3,162	3,190
Financing receivable, net		219
Inventory		20,990
Prepaid expenses and other current assets	43,624	27,586
Property and equipment, net	45	153
Right-of-use assets	74	2,252
Other non-current asset	1,562
Assets classified as held for sale	48,467	54,390
Accounts payable	402	4,122
Accrued expenses and other current payables	14,683	17,302
Amount due to related parties	2,960	4,214
Short-term debt	15,257	16,630
Income tax payable	4,042	5,319
Advance from customers	1,863	1,677
Lease liabilities- current	39	1,785
Warrant Liability	1,690
Lease liabilities - non-current	26	810
Liabilities classified as held for sale	$ 40,962	$ 51,859